Stockholders' and Mezzanine equity - Mezzanine Equity - Tabular Disclosure (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Stockholders' and Mezzanine equity
Series A preferred stock, at issuance (net)	$ 87,922
Dividends on preferred stock	940
Accretion on preferred stock	113
Mezzanine equity at end of period	$ 88,975